Noninterest income (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Noninterest Income
Details of Noninterest income for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	184,014	190,026	246,865
Deposits-related business (1)	15,358	15,540	15,591
Lending-related business (2) (4)	162,953	193,838	232,626
Remittance business (1)	103,979	104,201	106,762
Asset management business (1)	122,014	109,358	115,504
Trust-related business (1)	141,365	130,576	136,800
Agency business (1)	36,899	36,529	38,329
Guarantee-related business (3)	35,296	41,150	43,791
Fees for other customer services (1)	178,122	163,127	181,558

Total Fee and commission income	980,000	984,345	1,117,826

Foreign exchange gains (losses)—net (3)	91,611	189,526	(19,390)
Trading account gains (losses)—net (2)	(491,947)	(603,910)	390,260
Investment gains (losses)—net:
Debt securities (3)	(14,777)	5,167	(6,446)
Equity securities (3)	(60,563)	135,601	1,010,288
Equity in earnings (losses) of equity method investees—net (3)	34,587	(26,999)	19,791
Gains on disposal of premises and equipment (3)	9,943	4,920	10,128
Other noninterest income (2) (5)	120,936	199,453	221,273

Total	669,790	888,103	2,743,729

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.